STOCK-BASED COMPENSATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
STOCK-BASED COMPENSATION
Schedule of forward-looking range of assumptions to value the stock options issue

	2020	2019

Dividend yield	0.0%	0.0%
Risk-free rate of return	0.33%	2.15%
Expected life in years	5.88	5.88
Volatility	74.57%	93.59%
Forfeiture rate	2.6%	2.6%

Schedule of the Company's stock options

A summary of the Company’s stock options for the six months ended June 30, 2021 is as follows:

			Weighted
			Average
		Weighted	Remaining
	Number of	Average	Contractual		Aggregate
	Shares	Exercise Price	Life		Intrinsic Value
Options Outstanding, December 31, 2020	11,951,250	$0.28
Granted	-	$0.30
Exercised	(105,000)	$0.21
Forfeited	(1,915,000)	$0.21
Options Outstanding, June 30, 2021	9,931,250	$0.30	5.9	years	$283,550
Vested and unvested but expected to vest, June 30, 2021	9,606,260	$0.30	5.9	years	$274,271
Exercisable at June 30, 2021	7,861,250	$0.31	5.3	years	$223,250

The following summarizes information about stock options outstanding at December 31, 2020:

		Weighted	Weighted
		Average	Average	Aggregate
	Number of	Exercise	Remaining	Intrinsic
	Shares	Price	Contractual Life	Value
Options Outstanding, December 31, 2019	9,821,250	$0.28
Granted	2,130,000	$0.30
Exercised	-	$-
Forfeited	-	$-
Options Outstanding, December 31, 2020	11,951,250	$0.28	5.4 years	$2,189,575
Vested and unvested but expected to vest, December 31, 2020	11,811,875	$0.28	5.4 years	$2,164,040
Exercisable at December 31, 2020	8,745,500	$0.29	4.1 years	$1,563,850